Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-lived intangible assets

The following table summarizes intangible assets subject to amortization.

	At December 31, 2013
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$9,350	$7,412	$1,938
Mortgage servicing rights	267	132	135

Total	$9,617	$7,544	$2,073

	At December 31, 2012
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$9,350	$7,093	$2,257
Mortgage servicing rights	267	111	156

Total	$9,617	$7,204	$2,413

Amortization expense of core deposit intangible assets for next five years

Amortization expense of the core deposit intangible assets for the next five years is as follows:

For the Years Ended	Estimated Amortization Expense ( in thousands)
December 31, 2014	$320
December 31, 2015	$320
December 31, 2016	$320
December 31, 2017	$320
December 31, 2018	$320